Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenue			$ 10,000,000
Accounts receivable percentage			100.00%	100.00%
Allowance for credit losses			$ 0	$ 0
Employees deposit percentage			8.33%
Federal net operating loss carryforwards			$ 84,000,000
State net operating loss carryforwards			67,000,000
Federal research and development income tax credits			$ 300,000
Net operating loss carryforward restricted percentage			50.00%
Foreign currency translation adjustments	$ 57,000	$ 10,000	$ 32,000	$ 4,000
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	52.71%	60.68%	63.60%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	72.43%		69.50%	88.20%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	11.77%		53.90%	19.30%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%